Right-of-Use Assets and Lease Liabilities	12 Months Ended
Mar. 31, 2026
Right-of-Use Assets and Lease Liabilities [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

18. RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

The Company entered into leases for use of office and sub-lease of cold storage facilities in Hong Kong, under non-cancelable operating leases, which lease terms are expired from August 2026 to September 2031. The Company determines if a contract contains a lease at inception. U.S. GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty.

The Company’s office leases were classified as operating leases. The leases generally do not contain options to extend at the time of expiration. Lease expense for lease payment is recognized on a straight-line basis over the lease terms.

The Company has elected the short-term lease exception; therefore operating leases’ ROU asset and liability do not include leases with a lease term of twelve months or less.

For operating leases that include rent escalation clauses, the Company recognized lease expense on a straight-line basis over the lease term from the date it takes possession of the leased property. The Company records the straight-line lease expense and any contingent rent, if applicable, in general and administrative expenses on the statements of income and comprehensive income.

Supplemental balance sheet information related to operating leases was as follows:

	As of March 31,
	2025	2026	2026
	HK$	HK$	US$
Operating lease:
Cost	8,247,807	165,519,426	21,112,172
Less: accumulated amortization	(5,882,983)	(14,386,173)	(1,834,971)
Operating lease right-of-use assets	2,364,824	151,133,253	19,277,201

Current operating lease obligation	2,364,824	25,887,386	3,301,963
Non-current operating lease obligation	—	127,694,936	16,287,619
Total operating lease obligation	2,364,824	153,582,322	19,589,582

Operating lease expense for the years ended March 31, 2024, 2025 and 2026 was HK$2,455,945, HK$2,859,872 and HK$16,484,583 (US$2,455,945), respectively.

Upon adoption of ASU 2016-02, “Leases” (Topic 842) on April 1, 2023 and during the year ended March 31, 2026, the Company recognized HK$164,834,828 of initial ROU assets and same amount of operating lease liability based on the present value of the future minimum rental payments of leases by using a weighted-average incremental borrowing rate of 6.3%. As of March 31, 2026, the weighted-average lease term is 2.8 years for the remaining leases. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Maturity analysis of future minimum lease payments under non-cancellable leases subsequent to March 31, 2026 are as follows:

For the period ending December 31,	HK$	US$

2027	34,052,184	4,343,391
2028	33,706,884	4,299,347
2029	33,092,139	4,220,936
2030	31,247,904	3,985,702
2031	31,234,104	3,983,942
2032	15,615,672	1,991,795
Total minimum lease payments	178,948,887	22,825,113
Less: interest component	(25,366,565)	(3,235,531)
Present value of minimum lease payments	153,582,322	19,589,582

Other supplemental information about the Company’s operating lease as of March 31, 2026:

Weighted average discount rate	6.3%
Weighted average remaining lease term (years)	2.8